Annual Total Returns[BarChart] - International Government Bond Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.48%	8.64%	(5.61%)	1.37%	(3.32%)	3.70%	8.10%	(3.11%)	8.74%	10.26%